Note 18 - Stockholders' Equity (Deficit) (Details) - Stock Option Activity (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Stock Option Activity [Abstract]
Outstanding options	10,000,000	1,312,002	3,810,271
Outstanding weighted average price per share (in Dollars per share)	$ 0.66	$ 1.64	$ 1.67
Outstanding weighted average remaining contractual term	6 years 6 months	2 years 62 days	2 years 131 days
Outstanding aggregate intrinsic value (in Dollars)	$ 33,000
Exercisable at September 30, 2013	7,800,000
Exercisable at September 30, 2013 (in Dollars per share)	$ 0.66
Exercisable at September 30, 2013	6 years 153 days
Exercisable at September 30, 2013 (in Dollars)	$ 25,000
Granted options	9,000,000
Granted weighted average price per share (in Dollars per share)	$ 0.69
Forfeited or expired options	(312,002)	(2,498,269)
Forfeited or expired weighted average price per share (in Dollars per share)	$ 1.67	$ 1.67